Other Contract Holder Funds -Account Balances by Guaranteed Minimum Interest Rates (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Variable Annuity
Policyholder Account Balance [Line Items]
Account values with crediting rates	$ 10,259,000,000	$ 9,456,000,000
Variable Annuity | 0.00%-1.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	$ 6,788,000,000	$ 6,001,000,000
Variable Annuity | 0.00%-1.50% | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rate	0.00%	0.00%
Variable Annuity | 0.00%-1.50% | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rate	1.50%	1.50%
Variable Annuity | 1.51%-2.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	$ 200,000,000	$ 206,000,000
Variable Annuity | 1.51%-2.50% | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rate	1.51%	1.51%
Variable Annuity | 1.51%-2.50% | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rate	2.50%	2.50%
Variable Annuity | Greater than 2.50%
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rate	2.50%	2.50%
Account values with crediting rates	$ 3,271,000,000	$ 3,249,000,000
Variable Annuity | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account values with crediting rates	10,150,000,000	9,419,000,000
Variable Annuity | At Guaranteed Minimum | 0.00%-1.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	6,679,000,000	5,964,000,000
Variable Annuity | At Guaranteed Minimum | 1.51%-2.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	200,000,000	206,000,000
Variable Annuity | At Guaranteed Minimum | Greater than 2.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	3,271,000,000	3,249,000,000
Variable Annuity | 1 Basis Point-50 Basis Points Above
Policyholder Account Balance [Line Items]
Account values with crediting rates	32,000,000	34,000,000
Variable Annuity | 1 Basis Point-50 Basis Points Above | 0.00%-1.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	32,000,000	34,000,000
Variable Annuity | 1 Basis Point-50 Basis Points Above | 1.51%-2.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	0	0
Variable Annuity | 1 Basis Point-50 Basis Points Above | Greater than 2.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	0	0
Variable Annuity | 51 Basis Points-150 Basis Points Above
Policyholder Account Balance [Line Items]
Account values with crediting rates	2,000,000	3,000,000
Variable Annuity | 51 Basis Points-150 Basis Points Above | 0.00%-1.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	2,000,000	3,000,000
Variable Annuity | 51 Basis Points-150 Basis Points Above | 1.51%-2.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	0	0
Variable Annuity | 51 Basis Points-150 Basis Points Above | Greater than 2.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	0	0
Variable Annuity | Greater Than 150 Basis Points Above
Policyholder Account Balance [Line Items]
Account values with crediting rates	75,000,000	0
Variable Annuity | Greater Than 150 Basis Points Above | 0.00%-1.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	75,000,000	0
Variable Annuity | Greater Than 150 Basis Points Above | 1.51%-2.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	0	0
Variable Annuity | Greater Than 150 Basis Points Above | Greater than 2.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	0	0
Fixed Annuity
Policyholder Account Balance [Line Items]
Account values with crediting rates	1,219,000,000	1,100,000,000
Fixed Annuity | 0.00%-1.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	$ 190,000,000	$ 162,000,000
Fixed Annuity | 0.00%-1.50% | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rate	0.00%	0.00%
Fixed Annuity | 0.00%-1.50% | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rate	1.50%	1.50%
Fixed Annuity | 1.51%-2.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	$ 38,000,000	$ 42,000,000
Fixed Annuity | 1.51%-2.50% | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rate	1.51%	1.51%
Fixed Annuity | 1.51%-2.50% | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rate	2.50%	2.50%
Fixed Annuity | Greater than 2.50%
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rate	2.50%	2.50%
Account values with crediting rates	$ 991,000,000	$ 896,000,000
Fixed Annuity | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account values with crediting rates	630,000,000	526,000,000
Fixed Annuity | At Guaranteed Minimum | 0.00%-1.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	19,000,000	20,000,000
Fixed Annuity | At Guaranteed Minimum | 1.51%-2.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	35,000,000	38,000,000
Fixed Annuity | At Guaranteed Minimum | Greater than 2.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	576,000,000	468,000,000
Fixed Annuity | 1 Basis Point-50 Basis Points Above
Policyholder Account Balance [Line Items]
Account values with crediting rates	142,000,000	133,000,000
Fixed Annuity | 1 Basis Point-50 Basis Points Above | 0.00%-1.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	76,000,000	64,000,000
Fixed Annuity | 1 Basis Point-50 Basis Points Above | 1.51%-2.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	2,000,000	2,000,000
Fixed Annuity | 1 Basis Point-50 Basis Points Above | Greater than 2.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	64,000,000	67,000,000
Fixed Annuity | 51 Basis Points-150 Basis Points Above
Policyholder Account Balance [Line Items]
Account values with crediting rates	447,000,000	441,000,000
Fixed Annuity | 51 Basis Points-150 Basis Points Above | 0.00%-1.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	95,000,000	78,000,000
Fixed Annuity | 51 Basis Points-150 Basis Points Above | 1.51%-2.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	1,000,000	2,000,000
Fixed Annuity | 51 Basis Points-150 Basis Points Above | Greater than 2.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	351,000,000	361,000,000
Fixed Annuity | Greater Than 150 Basis Points Above
Policyholder Account Balance [Line Items]
Account values with crediting rates	0	0
Fixed Annuity | Greater Than 150 Basis Points Above | 0.00%-1.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	0	0
Fixed Annuity | Greater Than 150 Basis Points Above | 1.51%-2.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	0	0
Fixed Annuity | Greater Than 150 Basis Points Above | Greater than 2.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	0	0
Fixed Indexed Annuities
Policyholder Account Balance [Line Items]
Account values with crediting rates	92,000,000	56,000,000
Fixed Indexed Annuities | 0.00%-1.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	$ 68,000,000	$ 26,000,000
Fixed Indexed Annuities | 0.00%-1.50% | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rate	0.00%	0.00%
Fixed Indexed Annuities | 0.00%-1.50% | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rate	1.50%	1.50%
Fixed Indexed Annuities | 1.51%-2.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	$ 0	$ 0
Fixed Indexed Annuities | 1.51%-2.50% | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rate	1.51%	1.51%
Fixed Indexed Annuities | 1.51%-2.50% | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rate	2.50%	2.50%
Fixed Indexed Annuities | Greater than 2.50%
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rate	2.50%	2.50%
Account values with crediting rates	$ 24,000,000	$ 30,000,000
Fixed Indexed Annuities | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account values with crediting rates	30,000,000	36,000,000
Fixed Indexed Annuities | At Guaranteed Minimum | 0.00%-1.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	6,000,000	6,000,000
Fixed Indexed Annuities | At Guaranteed Minimum | 1.51%-2.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	0	0
Fixed Indexed Annuities | At Guaranteed Minimum | Greater than 2.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	24,000,000	30,000,000
Fixed Indexed Annuities | 1 Basis Point-50 Basis Points Above
Policyholder Account Balance [Line Items]
Account values with crediting rates	17,000,000	20,000,000
Fixed Indexed Annuities | 1 Basis Point-50 Basis Points Above | 0.00%-1.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	17,000,000	20,000,000
Fixed Indexed Annuities | 1 Basis Point-50 Basis Points Above | 1.51%-2.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	0	0
Fixed Indexed Annuities | 1 Basis Point-50 Basis Points Above | Greater than 2.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	0	0
Fixed Indexed Annuities | 51 Basis Points-150 Basis Points Above
Policyholder Account Balance [Line Items]
Account values with crediting rates	5,000,000	0
Fixed Indexed Annuities | 51 Basis Points-150 Basis Points Above | 0.00%-1.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	5,000,000	0
Fixed Indexed Annuities | 51 Basis Points-150 Basis Points Above | 1.51%-2.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	0	0
Fixed Indexed Annuities | 51 Basis Points-150 Basis Points Above | Greater than 2.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	0	0
Fixed Indexed Annuities | Greater Than 150 Basis Points Above
Policyholder Account Balance [Line Items]
Account values with crediting rates	40,000,000	0
Fixed Indexed Annuities | Greater Than 150 Basis Points Above | 0.00%-1.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	40,000,000	0
Fixed Indexed Annuities | Greater Than 150 Basis Points Above | 1.51%-2.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	0	0
Fixed Indexed Annuities | Greater Than 150 Basis Points Above | Greater than 2.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	0	0
RILA
Policyholder Account Balance [Line Items]
Account values with crediting rates	17,000,000	1,000,000
RILA | 0.00%-1.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	$ 17,000,000	$ 1,000,000
RILA | 0.00%-1.50% | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rate	0.00%	0.00%
RILA | 0.00%-1.50% | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rate	1.50%	1.50%
RILA | 1.51%-2.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	$ 0	$ 0
RILA | 1.51%-2.50% | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rate	1.51%	1.51%
RILA | 1.51%-2.50% | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rate	2.50%	2.50%
RILA | Greater than 2.50%
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rate	2.50%	2.50%
Account values with crediting rates	$ 0	$ 0
RILA | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account values with crediting rates	10,000,000	1,000,000
RILA | At Guaranteed Minimum | 0.00%-1.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	10,000,000	1,000,000
RILA | At Guaranteed Minimum | 1.51%-2.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	0	0
RILA | At Guaranteed Minimum | Greater than 2.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	0	0
RILA | 1 Basis Point-50 Basis Points Above
Policyholder Account Balance [Line Items]
Account values with crediting rates	0	0
RILA | 1 Basis Point-50 Basis Points Above | 0.00%-1.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	0	0
RILA | 1 Basis Point-50 Basis Points Above | 1.51%-2.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	0	0
RILA | 1 Basis Point-50 Basis Points Above | Greater than 2.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	0	0
RILA | 51 Basis Points-150 Basis Points Above
Policyholder Account Balance [Line Items]
Account values with crediting rates	7,000,000	0
RILA | 51 Basis Points-150 Basis Points Above | 0.00%-1.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	7,000,000	0
RILA | 51 Basis Points-150 Basis Points Above | 1.51%-2.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	0	0
RILA | 51 Basis Points-150 Basis Points Above | Greater than 2.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	0	0
RILA | Greater Than 150 Basis Points Above
Policyholder Account Balance [Line Items]
Account values with crediting rates	0	0
RILA | Greater Than 150 Basis Points Above | 0.00%-1.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	0	0
RILA | Greater Than 150 Basis Points Above | 1.51%-2.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	0	0
RILA | Greater Than 150 Basis Points Above | Greater than 2.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	0	0
Closed Block Life
Policyholder Account Balance [Line Items]
Account values with crediting rates	7,067,000,000	7,347,000,000
Closed Block Life | 0.00%-1.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	$ 0	$ 0
Closed Block Life | 0.00%-1.50% | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rate	0.00%	0.00%
Closed Block Life | 0.00%-1.50% | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rate	1.50%	1.50%
Closed Block Life | 1.51%-2.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	$ 0	$ 0
Closed Block Life | 1.51%-2.50% | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rate	1.51%	1.51%
Closed Block Life | 1.51%-2.50% | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rate	2.50%	2.50%
Closed Block Life | Greater than 2.50%
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rate	2.50%	2.50%
Account values with crediting rates	$ 7,067,000,000	$ 7,347,000,000
Closed Block Life | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account values with crediting rates	4,566,000,000	4,764,000,000
Closed Block Life | At Guaranteed Minimum | 0.00%-1.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	0	0
Closed Block Life | At Guaranteed Minimum | 1.51%-2.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	0	0
Closed Block Life | At Guaranteed Minimum | Greater than 2.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	4,566,000,000	4,764,000,000
Closed Block Life | 1 Basis Point-50 Basis Points Above
Policyholder Account Balance [Line Items]
Account values with crediting rates	1,868,000,000	1,929,000,000
Closed Block Life | 1 Basis Point-50 Basis Points Above | 0.00%-1.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	0	0
Closed Block Life | 1 Basis Point-50 Basis Points Above | 1.51%-2.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	0	0
Closed Block Life | 1 Basis Point-50 Basis Points Above | Greater than 2.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	1,868,000,000	1,929,000,000
Closed Block Life | 51 Basis Points-150 Basis Points Above
Policyholder Account Balance [Line Items]
Account values with crediting rates	619,000,000	640,000,000
Closed Block Life | 51 Basis Points-150 Basis Points Above | 0.00%-1.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	0	0
Closed Block Life | 51 Basis Points-150 Basis Points Above | 1.51%-2.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	0	0
Closed Block Life | 51 Basis Points-150 Basis Points Above | Greater than 2.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	619,000,000	640,000,000
Closed Block Life | Greater Than 150 Basis Points Above
Policyholder Account Balance [Line Items]
Account values with crediting rates	14,000,000	14,000,000
Closed Block Life | Greater Than 150 Basis Points Above | 0.00%-1.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	0	0
Closed Block Life | Greater Than 150 Basis Points Above | 1.51%-2.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	0	0
Closed Block Life | Greater Than 150 Basis Points Above | Greater than 2.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	14,000,000	14,000,000
Closed Block Annuity
Policyholder Account Balance [Line Items]
Account values with crediting rates	1,171,000,000	1,235,000,000
Closed Block Annuity | 0.00%-1.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	$ 0	$ 0
Closed Block Annuity | 0.00%-1.50% | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rate	0.00%	0.00%
Closed Block Annuity | 0.00%-1.50% | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rate	1.50%	1.50%
Closed Block Annuity | 1.51%-2.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	$ 11,000,000	$ 11,000,000
Closed Block Annuity | 1.51%-2.50% | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rate	1.51%	1.51%
Closed Block Annuity | 1.51%-2.50% | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rate	2.50%	2.50%
Closed Block Annuity | Greater than 2.50%
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rate	2.50%	2.50%
Account values with crediting rates	$ 1,160,000,000	$ 1,224,000,000
Closed Block Annuity | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account values with crediting rates	980,000,000	1,032,000,000
Closed Block Annuity | At Guaranteed Minimum | 0.00%-1.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	0	0
Closed Block Annuity | At Guaranteed Minimum | 1.51%-2.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	0	0
Closed Block Annuity | At Guaranteed Minimum | Greater than 2.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	980,000,000	1,032,000,000
Closed Block Annuity | 1 Basis Point-50 Basis Points Above
Policyholder Account Balance [Line Items]
Account values with crediting rates	159,000,000	171,000,000
Closed Block Annuity | 1 Basis Point-50 Basis Points Above | 0.00%-1.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	0	0
Closed Block Annuity | 1 Basis Point-50 Basis Points Above | 1.51%-2.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	0	0
Closed Block Annuity | 1 Basis Point-50 Basis Points Above | Greater than 2.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	159,000,000	171,000,000
Closed Block Annuity | 51 Basis Points-150 Basis Points Above
Policyholder Account Balance [Line Items]
Account values with crediting rates	22,000,000	22,000,000
Closed Block Annuity | 51 Basis Points-150 Basis Points Above | 0.00%-1.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	0	0
Closed Block Annuity | 51 Basis Points-150 Basis Points Above | 1.51%-2.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	1,000,000	1,000,000
Closed Block Annuity | 51 Basis Points-150 Basis Points Above | Greater than 2.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	21,000,000	21,000,000
Closed Block Annuity | Greater Than 150 Basis Points Above
Policyholder Account Balance [Line Items]
Account values with crediting rates	10,000,000	10,000,000
Closed Block Annuity | Greater Than 150 Basis Points Above | 0.00%-1.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	0	0
Closed Block Annuity | Greater Than 150 Basis Points Above | 1.51%-2.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	10,000,000	10,000,000
Closed Block Annuity | Greater Than 150 Basis Points Above | Greater than 2.50%
Policyholder Account Balance [Line Items]
Account values with crediting rates	$ 0	$ 0